Subsequent Events	12 Months Ended
Aug. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

21.    Subsequent Events

September 22, 2020, Lexaria announced that U.S. Patent No. 10,756,180 was granted that provides patent claims that protect the use of Lexaria's DehydraTECH technology together with cannabinoids, nicotine, nonsteroidal anti-inflammatory drugs, or vitamins in mix and serve beverage formats. The patent is entitled Food and Beverage Compositions Infused With Lipophilic Active Agents and Methods of Use Thereof .